Schedule of Investments (unaudited)	iShares® Floating Rate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Agriculture — 0.3%
BAT Capital Corp., 1.04%, 08/15/22 (Call 07/15/22), (3 mo. LIBOR US + 0.880%)(a)(b)	$17,967	$18,070,490

Auto Manufacturers — 7.6%
American Honda Finance Corp.
0.30%, 02/22/23, (3 mo. LIBOR US + 0.150%)(b)	2,300	2,299,793
0.40%, 01/12/24, (3 mo. LIBOR US + 0.280%)(a)(b)	11,292	11,309,729
0.42%, 12/10/21, (3 mo. LIBOR US + 0.290%)(a)(b)	17,150	17,163,892
0.53%, 11/05/21, (3 mo. LIBOR US + 0.350%)(a)(b)	17,670	17,684,136
0.53%, 05/10/23, (3 mo. LIBOR US + 0.370%)(b)	13,320	13,368,085
0.55%, 09/08/23, (3 mo. LIBOR US + 0.420%)(a)(b)	9,680	9,734,111
0.61%, 02/15/22, (3 mo. LIBOR US + 0.450%)(a)(b)	7,884	7,901,108
0.63%, 11/16/22, (3 mo. LIBOR US + 0.470%)(a)(b)	4,346	4,367,165
0.69%, 06/27/22, (3 mo. LIBOR US + 0.540%)(a)(b)	4,650	4,670,274
BMW Finance NV, 0.96%, 08/12/22, (3 mo. LIBOR US + 0.790%)(a)(b)(c)	16,120	16,233,807
BMW U.S. Capital LLC
0.58%, 04/01/24, (SOFR + 0.530%)(a)(b)(c)	10,265	10,355,229
0.66%, 08/13/21, (3 mo. LIBOR US + 0.500%)(b)(c)	4,806	4,806,721
0.66%, 04/14/22, (3 mo. LIBOR US + 0.530%)(a)(b)(c)	2,170	2,176,727
Daimler Finance North America LLC
0.85%, 11/05/21, (3 mo. LIBOR US + 0.670%)(a)(b)(c)	7,573	7,584,511
1.02%, 05/04/23, (3 mo. LIBOR US + 0.840%)(a)(b)(c)	5,949	6,008,788
1.03%, 02/22/22, (3 mo. LIBOR US + 0.880%)(b)(c)	30,020	30,146,684
1.06%, 02/15/22, (3 mo. LIBOR US + 0.900%)(a)(b)(c)	38,686	38,848,094
General Motors Co., 1.03%, 09/10/21, (3 mo. LIBOR US + 0.900%)(b)	3,400	3,402,516
General Motors Financial Co. Inc.
0.80%, 03/08/24, (SOFR + 0.760%)(b)	19,722	19,849,010
1.13%, 01/05/23, (3 mo. LIBOR US + 0.990%)(a)(b)	8,279	8,353,180
1.23%, 11/17/23, (SOFR + 1.200%)(a)(b)	21,870	22,217,733
1.28%, 11/06/21, (3 mo. LIBOR US + 1.100%)(b)	5,247	5,258,386
1.46%, 06/30/22, (3 mo. LIBOR US + 1.310%)(a)(b)	15,609	15,746,359
1.68%, 01/14/22, (3 mo. LIBOR US + 1.550%)(b)	9,886	9,942,350
Nissan Motor Acceptance Corp.
0.76%, 09/21/21, (3 mo. LIBOR US + 0.630%)(b)(c)	5,470	5,472,243
0.77%, 03/08/24, (3 mo. LIBOR US + 0.640%)(b)(c)	6,775	6,791,463
0.78%, 07/13/22, (3 mo. LIBOR US + 0.650%)(a)(b)(c)	5,690	5,693,073
0.84%, 09/28/22, (3 mo. LIBOR US + 0.690%)(a)(b)(c)	8,269	8,284,380
1.02%, 01/13/22, (3 mo. LIBOR US + 0.890%)(b)(c)	10,517	10,529,936
Toyota Motor Credit Corp.
0.29%, 08/13/21, (3 mo. LIBOR US + 0.125%)(b)	34,438	34,439,722
0.30%, 02/14/22, (3 mo. LIBOR US + 0.150%)(b)	11,250	11,256,975
0.31%, 06/18/24, (SOFR + 0.260%)(a)(b)	30,941	30,946,879
0.37%, 04/06/23, (SOFR + 0.320%)(a)(b)	11,671	11,695,042
0.38%, 01/11/24, (SOFR + 0.330%)(a)(b)	11,774	11,798,019
0.39%, 10/14/22, (SOFR + 0.340%)(a)(b)	627	628,392
0.43%, 10/07/21, (3 mo. LIBOR US + 0.290%)(b)	5,879	5,882,116
0.51%, 01/11/23, (3 mo. LIBOR US + 0.390%)(a)(b)	1,200	1,205,532
0.56%, 05/17/22, (3 mo. LIBOR US + 0.400%)(a)(b)	9,978	10,004,442
0.61%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)(b)	14,883	14,952,801
0.81%, 01/11/22, (3 mo. LIBOR US + 0.690%)(a)(b)	9,300	9,327,156
Volkswagen Group of America Finance LLC
0.99%, 09/24/21, (3 mo. LIBOR US + 0.860%)(b)(c)	14,190	14,206,886
1.11%, 11/12/21, (3 mo. LIBOR US + 0.940%)(b)(c)	18,419	18,463,758
		501,007,203
	Par
Security	(000)	Value

Banks — 48.0%
ABN AMRO Bank NV, 0.71%, 08/27/21, (3 mo. LIBOR US + 0.570%)(a)(b)(c)	$16,354	$16,360,378
ANZ New Zealand Int'l Ltd./London, 1.13%, 01/25/22, (3 mo. LIBOR US + 1.000%)(a)(b)(c)	5,025	5,048,165
ASB Bank Ltd., 1.09%, 06/14/23, (3 mo. LIBOR US + 0.970%)(a)(b)(c)	6,125	6,216,630
Australia & New Zealand Banking Group Ltd.
0.64%, 11/21/22, (3 mo. LIBOR US + 0.490%)(a)(b)(c)	14,175	14,250,269
0.74%, 11/09/22, (3 mo. LIBOR US + 0.580%)(b)(c)	1,210	1,217,756
0.86%, 05/19/22, (3 mo. LIBOR US + 0.710%)(a)(b)(c)	8,787	8,834,186
1.02%, 11/23/21, (3 mo. LIBOR US + 0.870%)(b)(c)	4,865	4,877,892
Banco Santander SA
1.24%, 02/23/23, (3 mo. LIBOR US + 1.090%)(a)(b)	10,135	10,257,127
1.24%, 04/12/23, (3 mo. LIBOR US + 1.120%)(a)(b)	13,130	13,303,579
1.68%, 04/11/22, (3 mo. LIBOR US + 1.560%)(b)	13,074	13,194,597
Bank of America Corp.
0.74%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(a)(b)	8,075	8,123,046
0.78%, 10/24/24 (Call 10/24/23), (SOFR + 0.730%)(a)(b)	2,490	2,505,961
0.92%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.790%)(b)	40,130	40,473,111
0.95%, 02/05/26 (Call 02/05/25), (3 mo. LIBOR US + 0.770%)(a)(b)	31,073	31,407,035
1.10%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.960%)(a)(b)	14,778	14,977,946
1.13%, 04/24/23 (Call 04/24/22), (3 mo. LIBOR US + 1.000%)(a)(b)	35,649	35,892,839
1.29%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(a)(b)	16,008	16,088,200
1.31%, 10/21/22 (Call 10/21/21), (3 mo. LIBOR US + 1.180%)(b)	18,452	18,497,392
Bank of Montreal
0.32%, 04/14/23, (SOFR + 0.270%)(b)	1,200	1,201,404
0.37%, 07/09/24, (SOFR + 0.320%)(b)	15,100	15,104,379
0.39%, 12/08/23, (SOFR + 0.350%)(a)(b)	9,013	9,035,082
0.53%, 09/10/21, (3 mo. LIBOR US + 0.400%)(b)	18,019	18,026,388
0.72%, 03/26/22, (3 mo. LIBOR US + 0.570%)(a)(b)	4,960	4,977,261
0.73%, 03/10/23, (SOFR + 0.680%)(b)	28,226	28,455,760
0.75%, 09/11/22, (3 mo. LIBOR US + 0.630%)(a)(b)	5,997	6,036,340
0.93%, 08/27/21, (3 mo. LIBOR US + 0.790%)(b)	7,063	7,066,673
Bank of New York Mellon Corp. (The)
0.31%, 04/26/24 (Call 03/26/24), (SOFR + 0.260%)(a)(b)	6,649	6,653,920
1.18%, 10/30/23 (Call 10/30/22), (3 mo. LIBOR US + 1.050%)(a)(b)	15,764	15,953,168
Bank of Nova Scotia (The)
0.00%, 07/31/24(b)(d)	14,950	14,931,761
0.33%, 06/23/23 (Call 06/24/22), (SOFR + 0.280%)(a)(b)	6,050	6,053,630
0.59%, 03/02/26, (SOFR + 0.545%)(a)(b)	19,145	19,144,426
0.60%, 09/15/23, (SOFR + 0.550%)(b)	12,085	12,165,970
0.75%, 09/19/22, (3 mo. LIBOR US + 0.620%)(a)(b)	12,492	12,571,199
0.77%, 03/07/22, (3 mo. LIBOR US + 0.640%)(a)(b)	5,489	5,508,815
Series FRN, 0.50%, 04/15/24, (SOFR + 0.445%)(a)(b)	21,445	21,527,563
Banque Federative du Credit Mutuel SA
0.86%, 07/20/22, (3 mo. LIBOR US + 0.730%)(b)(c)	5,375	5,408,755
1.09%, 07/20/23, (3 mo. LIBOR US + 0.960%)(a)(b)(c)	7,812	7,932,930
Barclays PLC
1.54%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.380%)(b)	35,715	36,336,798
1.59%, 02/15/23 (Call 02/15/22), (3 mo. LIBOR US + 1.430%)(b)	20,145	20,270,100

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
1.74%, 01/10/23 (Call 01/10/22), (3 mo. LIBOR US + 1.625%)(a)(b)	$17,202	$17,304,180
BNG Bank NV, 0.19%, 03/11/22, (3 mo. LIBOR US + 0.070%)(b)(c)	13,280	13,284,914
BNP Paribas SA, 0.56%, 08/07/21, (3 mo. LIBOR US + 0.390%)(b)(c)	3,780	3,780,189
BPCE SA
0.43%, 01/14/22, (3 mo. LIBOR US + 0.300%)(b)(c)	5,000	5,005,800
1.02%, 05/31/22, (3 mo. LIBOR US + 0.880%)(a)(b)	19,435	19,570,268
1.36%, 09/12/23, (3 mo. LIBOR US + 1.240%)(a)(b)(c)	12,656	12,916,840
1.37%, 05/22/22, (3 mo. LIBOR US + 1.220%)(b)(c)	9,543	9,624,020
Canadian Imperial Bank of Commerce
0.39%, 06/22/23, (SOFR + 0.340%)(b)	21,000	21,017,640
0.45%, 12/14/23, (SOFR + 0.400%)(b)	19,200	19,240,320
0.78%, 09/13/23, (3 mo. LIBOR US + 0.660%)(a)(b)	10,201	10,322,494
0.84%, 06/16/22, (3 mo. LIBOR US + 0.720%)(a)(b)	10,562	10,624,105
0.85%, 03/17/23, (SOFR + 0.800%)(a)(b)	12,455	12,579,799
Capital One N.A., 1.28%, 01/30/23 (Call 01/30/22), (3 mo. LIBOR US + 1.150%)(a)(b)	9,015	9,056,289
Citigroup Inc.
0.72%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(b)	20,700	20,761,686
0.82%, 10/27/22 (Call 09/27/22), (3 mo. LIBOR US + 0.690%)(a)(b)	9,885	9,948,066
0.82%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(b)	10,000	10,008,100
0.90%, 11/04/22 (Call 11/04/21), (SOFR + 0.870%)(a)(b)	11,220	11,237,279
1.08%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.950%)(b)	15,609	15,718,107
1.09%, 04/25/22 (Call 03/25/22), (3 mo. LIBOR US + 0.960%)(b)	27,463	27,614,870
1.16%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(b)	21,835	22,128,244
1.20%, 12/08/21 (Call 11/08/21), (3 mo. LIBOR US + 1.070%)(b)	28,708	28,784,937
1.26%, 05/17/24 (Call 05/17/23), (3 mo. LIBOR US + 1.100%)(a)(b)	37,255	37,783,276
1.37%, 08/02/21, (3 mo. LIBOR US + 1.190%)(a)(b)	10,573	10,573,000
1.39%, 07/01/26 (Call 07/01/25), (3 mo. LIBOR US + 1.250%)(b)	1,600	1,642,784
1.56%, 09/01/23 (Call 09/01/22), (3 mo. LIBOR US + 1.430%)(b)	41,881	42,417,496
Citizens Bank N.A./Providence RI, 0.87%, 02/14/22 (Call 01/14/22), (3 mo. LIBOR US + 0.720%)(b)	7,137	7,157,055
Commonwealth Bank of Australia
0.80%, 09/18/22, (3 mo. LIBOR US + 0.680%)(b)(c)	5,710	5,750,084
0.82%, 03/16/23, (3 mo. LIBOR US + 0.700%)(b)(c)	1,655	1,671,236
0.83%, 03/10/22, (3 mo. LIBOR US + 0.700%)(a)(b)(c)	11,355	11,400,874
0.95%, 06/04/24, (3 mo. LIBOR US + 0.820%)(b)(c)	3,500	3,559,955
0.96%, 09/06/21, (3 mo. LIBOR US + 0.830%)(b)(c)	8,293	8,299,386
Cooperatieve Rabobank UA, 1.01%, 09/26/23, (3 mo. LIBOR US + 0.860%)(b)(c)	1,750	1,772,750
Cooperatieve Rabobank UA/NY 0.35%, 01/12/24, (SOFR + 0.300%)(a)(b)	12,575	12,592,731
0.60%, 01/10/23, (3 mo. LIBOR US + 0.480%)(a)(b)	4,740	4,767,113
0.95%, 01/10/22, (3 mo. LIBOR US + 0.830%)(a)(b)	11,599	11,640,292
Credit Agricole SA/London
1.15%, 04/24/23, (3 mo. LIBOR US + 1.020%)(a)(b)(c)	9,127	9,250,306
1.55%, 01/10/22, (3 mo. LIBOR US + 1.430%)(a)(b)(c)	12,206	12,278,382
Credit Suisse AG/New York NY
0.44%, 02/02/24, (SOFR + 0.390%)(b)	1,000	1,000,080
0.48%, 02/04/22, (SOFR + 0.450%)(a)(b)	3,020	3,021,691
	Par
Security	(000)	Value

Banks (continued)
Credit Suisse Group AG
1.32%, 12/14/23 (Call 12/14/22), (3 mo. LIBOR US + 1.200%)(a)(b)(c)	$21,050	$21,282,813
1.36%, 06/12/24 (Call 06/12/23), (3 mo. LIBOR US + 1.240%)(a)(b)(c)	22,415	22,709,309
Danske Bank A/S, 1.18%, 09/12/23, (3 mo. LIBOR US + 1.060%)(a)(b)(c)	5,544	5,604,818
DBS Group Holdings Ltd., 0.75%, 07/25/22, (3 mo. LIBOR US + 0.620%)(a)(b)(c)	3,770	3,784,515
Deutsche Bank AG/New York NY
1.35%, 11/16/22, (3 mo. LIBOR US + 1.190%)(a)(b)	12,591	12,680,774
1.37%, 02/27/23, (3 mo. LIBOR US + 1.230%)(a)(b)	8,755	8,833,007
DNB Bank ASA, 0.75%, 12/02/22, (3 mo. LIBOR US + 0.620%)(a)(b)(c)	7,110	7,159,343
Federation des Caisses Desjardins du Quebec, 0.47%, 05/21/24, (SOFR + 0.430%)(b)(c)	1,075	1,077,032
Fifth Third Bank NA, 0.77%, 02/01/22, (3 mo. LIBOR US + 0.640%)(b)	9,904	9,933,217
Goldman Sachs Group Inc. (The)
0.47%, 03/08/23 (Call 03/08/22), (SOFR + 0.430%)(b)	12,843	12,850,577
0.55%, 09/10/24 (Call 09/10/23), (SOFR + 0.500%)(b)	6,500	6,493,890
0.62%, 03/08/24 (Call 03/08/23), (SOFR + 0.580%)(b)	17,950	17,979,438
0.90%, 02/23/23, (3 mo. LIBOR US + 0.750%)(a)(b)	56,544	57,008,792
0.91%, 10/31/22 (Call 10/31/21), (3 mo. LIBOR US + 0.780%)(b)	29,321	29,367,327
1.13%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 1.000%)(a)(b)	21,184	21,336,737
1.18%, 06/05/23 (Call 06/05/22), (3 mo. LIBOR US + 1.050%)(a)(b)	19,189	19,314,112
1.74%, 11/29/23, (3 mo. LIBOR US + 1.600%)(b)	49,126	50,623,360
Series, 1.33%, 05/15/26 (Call 05/15/25), (3 mo. LIBOR US + 1.170%)(a)(b)	26,050	26,666,343
Series FRN, 0.46%, 01/27/23 (Call 01/27/22), (SOFR + 0.410%)(b)	16,157	16,165,402
Series FRN, 0.57%, 11/17/23 (Call 11/17/22), (SOFR + 0.540%)(b)	2,584	2,589,452
Hana Bank, 0.85%, 10/02/22, (3 mo. LIBOR US + 0.700%)(b)(e)	4,900	4,919,992
HSBC Holdings PLC
1.16%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 1.000%)(a)(b)	44,060	44,566,249
1.35%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.230%)(a)(b)	11,728	11,964,788
1.64%, 01/05/22, (3 mo. LIBOR US + 1.500%)(a)(b)	20,210	20,322,368
Industrial Bank of Korea, 0.78%, 08/02/21, (3 mo. LIBOR US + 0.600%)(b)(e)	1,430	1,430,000
ING Groep NV
1.15%, 10/02/23, (3 mo. LIBOR US + 1.000%)(a)(b)	6,216	6,314,524
1.30%, 03/29/22, (3 mo. LIBOR US + 1.150%)(a)(b)	23,271	23,436,224
JPMorgan Chase & Co.
0.58%, 06/01/25 (Call 06/01/24), (SOFR + 0.535%)(a)(b)	15,540	15,549,790
0.63%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(a)(b)	12,220	12,291,120
0.87%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(a)(b)	20,433	20,601,164
0.97%, 01/10/25 (Call 01/10/24), (3 mo. LIBOR US + 0.850%)(a)(b)	4,702	4,761,339
1.03%, 04/25/23 (Call 04/25/22), (3 mo. LIBOR US + 0.900%)(a)(b)	29,884	30,062,706
1.03%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(b)	22,713	23,017,581

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
1.13%, 01/15/23 (Call 01/15/22), (3 mo. LIBOR US + 1.000%)(a)(b)	$16,668	$16,733,839
1.36%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.230%)(a)(b)	51,386	52,054,018
Series FRN, 0.63%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(b)	14,750	14,767,848
KeyBank NA/Cleveland OH
0.37%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(b)	3,170	3,168,352
0.39%, 01/03/24 (Call 01/03/23), (SOFR + 0.340%)(b)	13,350	13,360,947
0.79%, 02/01/22, (3 mo. LIBOR US + 0.660%)(b)	11,645	11,678,072
KfW, 1.03%, 02/12/24, (SOFR + 1.000%)(b)	8,200	8,386,960
Korea Development Bank (The)
0.84%, 02/27/22, (3 mo. LIBOR US + 0.705%)(a)(b)	14,595	14,639,953
0.86%, 07/06/22, (3 mo. LIBOR US + 0.725%)(a)(b)	10,125	10,176,941
Macquarie Bank Ltd.
0.60%, 11/24/21, (3 mo. LIBOR US + 0.450%)(b)(c)	9,680	9,690,938
0.63%, 08/06/21, (3 mo. LIBOR US + 0.450%)(b)(c)	1,070	1,070,032
Macquarie Group Ltd.
0.97%, 09/23/27 (Call 09/23/26), (SOFR + 0.920%)(b)(c)	13,000	13,039,390
1.16%, 11/28/23 (Call 11/28/22), (3 mo. LIBOR US + 1.020%)(a)(b)(c)	13,741	13,871,540
1.50%, 03/27/24 (Call 03/27/23), (3 mo. LIBOR US + 1.350%)(a)(b)(c)	11,542	11,724,248
Mitsubishi UFJ Financial Group Inc.
0.83%, 03/07/22, (3 mo. LIBOR US + 0.700%)(b)	11,191	11,231,959
0.87%, 03/02/23, (3 mo. LIBOR US + 0.740%)(a)(b)	14,518	14,641,839
0.92%, 07/25/22, (3 mo. LIBOR US + 0.790%)(b)	25,269	25,433,754
0.99%, 07/26/23, (3 mo. LIBOR US + 0.860%)(a)(b)	38,129	38,615,526
1.07%, 02/22/22, (3 mo. LIBOR US + 0.920%)(b)	17,198	17,280,378
1.18%, 09/13/21, (3 mo. LIBOR US + 1.060%)(a)(b)	16,585	16,604,073
Mizuho Financial Group Inc.
0.74%, 09/08/24 (Call 09/08/23), (3 mo. LIBOR US + 0.610%)(b)	816	819,599
0.78%, 05/25/24 (Call 05/25/23), (3 mo. LIBOR US + 0.630%)(b)	23,425	23,550,089
0.92%, 03/05/23, (3 mo. LIBOR US + 0.790%)(a)(b)	17,015	17,175,281
0.97%, 07/16/23 (Call 07/16/22), (3 mo. LIBOR US + 0.840%)(b)	10,550	10,601,906
0.97%, 09/13/23 (Call 09/13/22), (3 mo. LIBOR US + 0.850%)(b)	13,800	13,884,594
1.00%, 09/11/22, (3 mo. LIBOR US + 0.880%)(a)(b)	32,020	32,294,732
1.08%, 02/28/22, (3 mo. LIBOR US + 0.940%)(b)	36,313	36,495,291
1.11%, 07/10/24 (Call 07/10/23), (3 mo. LIBOR US + 0.990%)(b)	16,750	16,961,553
1.12%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(a)(b)	13,850	14,027,973
1.26%, 09/13/21, (3 mo. LIBOR US + 1.140%)(b)	20,378	20,404,084
Morgan Stanley
0.75%, 01/20/23 (Call 01/20/22), (SOFR + 0.700%)(a)(b)	24,365	24,420,796
1.38%, 05/08/24 (Call 05/08/23), (3 mo. LIBOR US + 1.220%)(b)	39,026	39,676,563
1.53%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.400%)(a)(b)	54,749	55,567,498
MUFG Union Bank N.A.
0.73%, 03/07/22 (Call 02/07/22), (3 mo. LIBOR US + 0.600%)(a)(b)	7,695	7,715,853
0.76%, 12/09/22 (Call 11/09/22), (SOFR + 0.710%)(b)	1,000	1,006,350
National Australia Bank Ltd.
0.53%, 12/13/22, (3 mo. LIBOR US + 0.410%)(a)(b)(c)	15,380	15,447,518
0.71%, 09/20/21, (3 mo. LIBOR US + 0.580%)(b)(c)	2,525	2,526,944
	Par
Security	(000)	Value

Banks (continued)
0.72%, 04/12/23, (3 mo. LIBOR US + 0.600%)(a)(b)(c)	$10,345	$10,442,243
0.87%, 05/22/22, (3 mo. LIBOR US + 0.720%)(a)(b)(c)	11,475	11,537,195
0.89%, 11/04/21, (3 mo. LIBOR US + 0.710%)(a)(b)(c)	12,418	12,439,980
1.01%, 01/10/22, (3 mo. LIBOR US + 0.890%)(a)(b)(c)	9,183	9,217,804
National Bank of Canada, 0.33%, 05/16/23 (Call 05/16/22), (SOFR + 0.300%)(b)	1,000	1,000,460
Natwest Group PLC
1.63%, 05/15/23 (Call 05/15/22), (3 mo. LIBOR US + 1.470%)(b)	40,718	41,107,671
1.70%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(b)	19,373	19,793,588
NatWest Markets PLC
0.56%, 08/12/24, (SOFR + 0.530%)(a)(b)(c)	2,635	2,642,668
1.71%, 09/29/22, (SOFR + 1.661%)(a)(b)(c)	6,025	6,107,121
PNC Bank N.A.
0.48%, 02/24/23 (Call 02/24/22), (3 mo. LIBOR US + 0.325%)(a)(b)	18,522	18,544,041
0.55%, 12/09/22 (Call 12/09/21), (3 mo. LIBOR US + 0.430%)(a)(b)	12,271	12,286,952
0.63%, 07/27/22, (3 mo. LIBOR US + 0.500%)(a)(b)	4,425	4,445,399
Royal Bank of Canada
0.35%, 01/19/24, (SOFR + 0.300%)(b)	13,410	13,425,019
0.41%, 07/29/24, (SOFR + 0.360%)(b)	20,000	20,033,200
0.43%, 08/05/22, (SOFR + 0.400%)(b)	2,025	2,030,083
0.49%, 01/17/23, (3 mo. LIBOR US + 0.360%)(a)(b)	20,725	20,805,828
0.50%, 10/26/23, (SOFR + 0.450%)(a)(b)	19,114	19,229,257
0.58%, 01/20/26, (SOFR + 0.525%)(a)(b)	7,535	7,543,138
0.60%, 04/29/22, (3 mo. LIBOR US + 0.470%)(a)(b)	10,426	10,458,425
0.62%, 04/27/26, (SOFR + 0.570%)(a)(b)	11,515	11,533,194
0.80%, 10/05/23, (3 mo. LIBOR US + 0.660%)(a)(b)	10,585	10,703,552
0.85%, 02/01/22, (3 mo. LIBOR US + 0.730%)(a)(b)	8,597	8,627,175
Santander UK PLC, 0.82%, 11/15/21, (3 mo. LIBOR US + 0.660%)(b)	13,718	13,737,205
Shinhan Bank Co. Ltd., 1.83%, 04/24/25, (3 mo. LIBOR US + 1.700%)(a)(b)(e)	13,000	13,597,220
Skandinaviska Enskilda Banken AB
0.45%, 09/01/23, (3 mo. LIBOR US + 0.320%)(a)(b)(c)	14,809	14,846,467
0.76%, 12/12/22, (3 mo. LIBOR US + 0.645%)(a)(b)(c)	2,770	2,789,030
Standard Chartered PLC
1.28%, 01/20/23 (Call 01/04/22), (3 mo. LIBOR US + 1.150%)(a)(b)(c)	5,485	5,508,969
1.30%, 10/14/23 (Call 10/14/22), (SOFR + 1.250%)(a)(b)(c)	1,700	1,714,263
1.33%, 09/10/22 (Call 09/10/21), (3 mo. LIBOR US + 1.200%)(a)(b)(c)	49,305	49,357,263
Sumitomo Mitsui Financial Group Inc.
0.87%, 10/18/22, (3 mo. LIBOR US + 0.740%)(a)(b)	12,269	12,358,932
0.87%, 01/17/23, (3 mo. LIBOR US + 0.740%)(a)(b)	6,457	6,509,689
0.90%, 07/12/22, (3 mo. LIBOR US + 0.780%)(a)(b)	13,430	13,512,997
0.93%, 10/16/23, (3 mo. LIBOR US + 0.800%)(a)(b)	15,020	15,204,896
0.99%, 07/19/23, (3 mo. LIBOR US + 0.860%)(a)(b)	13,574	13,754,398
1.27%, 10/19/21, (3 mo. LIBOR US + 1.140%)(b)	19,850	19,896,648
Swedbank AB, 0.82%, 03/14/22, (3 mo. LIBOR US + 0.700%)(a)(b)(c)	9,136	9,170,900
Toronto-Dominion Bank (The)
0.26%, 06/02/23, (SOFR + 0.220%)(b)	10,000	10,005,800
0.29%, 01/06/23, (SOFR + 0.240%)(b)	3,065	3,067,605
0.40%, 03/04/24, (SOFR + 0.355%)(a)(b)	17,970	17,999,111
0.50%, 09/28/23, (SOFR + 0.450%)(b)	5,096	5,124,130
0.53%, 01/27/23, (SOFR + 0.480%)(b)	14,517	14,583,052

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
0.66%, 12/01/22, (3 mo. LIBOR US + 0.530%)(a)(b)	$4,300	$4,326,918
0.77%, 07/19/23, (3 mo. LIBOR US + 0.640%)(a)(b)	8,246	8,331,511
Truist Bank
0.75%, 05/17/22 (Call 04/17/22), (3 mo. LIBOR US + 0.590%)(a)(b)	6,546	6,569,369
0.77%, 08/02/22 (Call 08/02/21), (3 mo. LIBOR US + 0.590%)(a)(b)	6,869	6,869,000
0.78%, 03/09/23 (Call 02/09/23), (SOFR + 0.730%)(a)(b)	3,620	3,646,462
Truist Financial Corp.
0.45%, 06/09/25 (Call 06/09/24), (SOFR + 0.400%)(a)(b)	16,000	15,989,280
0.79%, 04/01/22 (Call 03/01/22), (3 mo. LIBOR US + 0.650%)(a)(b)	10,026	10,060,690
U.S. Bank NA/Cincinnati OH
0.31%, 01/21/22 (Call 12/21/21), (3 mo. LIBOR US + 0.180%)(a)(b)	11,758	11,764,820
0.52%, 12/09/22 (Call 11/09/22), (3 mo. LIBOR US + 0.400%)(a)(b)	5,322	5,346,268
0.54%, 11/16/21 (Call 10/15/21), (3 mo. LIBOR US + 0.380%)(a)(b)	9,445	9,451,895
0.59%, 05/23/22 (Call 04/23/22), (3 mo. LIBOR US + 0.440%)(a)(b)	20,395	20,452,922
UBS AG/London
0.36%, 06/01/23, (SOFR + 0.320%)(b)(c)	19,460	19,493,666
0.39%, 02/09/24, (SOFR + 0.360%)(a)(b)(c)	25,825	25,910,222
UBS Group AG
1.11%, 08/15/23 (Call 08/15/22), (3 mo. LIBOR US + 0.950%)(a)(b)(c)	25,810	26,014,673
1.37%, 05/23/23 (Call 05/23/22), (3 mo. LIBOR US + 1.220%)(a)(b)(c)	21,250	21,429,988
1.66%, 02/01/22, (3 mo. LIBOR US + 1.530%)(a)(b)(c)	10,937	11,015,090
UniCredit SpA, 4.03%, 01/14/22, (3 mo. LIBOR US + 3.900%)(b)(c)	22,645	22,976,296
Wells Fargo & Co.
1.24%, 01/24/23 (Call 01/24/22), (3 mo. LIBOR US + 1.110%)(a)(b)	6,384	6,413,366
1.36%, 10/31/23 (Call 10/31/22), (3 mo. LIBOR US + 1.230%)(a)(b)	42,709	43,265,925
Wells Fargo Bank N.A.
0.65%, 10/22/21 (Call 09/21/21), (3 mo. LIBOR US + 0.510%)(b)	18,415	18,418,683
0.78%, 09/09/22 (Call 09/09/21), (3 mo. LIBOR US + 0.660%)(a)(b)	12,940	12,948,152
Westpac Banking Corp.
0.52%, 01/13/23, (3 mo. LIBOR US + 0.390%)(b)	13,511	13,573,691
0.56%, 06/03/26, (SOFR + 0.520%)(a)(b)	10,700	10,730,923
0.69%, 01/11/23, (3 mo. LIBOR US + 0.570%)(a)(b)	7,188	7,240,113
0.86%, 06/28/22, (3 mo. LIBOR US + 0.710%)(a)(b)	8,884	8,937,837
0.88%, 05/15/23, (3 mo. LIBOR US + 0.720%)(a)(b)	22,992	23,247,211
0.91%, 02/26/24, (3 mo. LIBOR US + 0.770%)(a)(b)	9,223	9,354,243
0.97%, 01/11/22, (3 mo. LIBOR US + 0.850%)(a)(b)	12,912	12,959,000
1.00%, 08/19/21, (3 mo. LIBOR US + 0.850%)(a)(b)	7,218	7,220,743
		3,177,091,928
Beverages — 0.1%
PepsiCo Inc., 0.49%, 05/02/22, (3 mo. LIBOR US + 0.365%)(a)(b)	8,886	8,908,304
	Par
Security	(000)	Value

Biotechnology — 0.4%
Gilead Sciences Inc.
0.27%, 09/17/21, (3 mo. LIBOR US + 0.150%)(b)	$5,270	$5,270,633
0.67%, 09/29/23 (Call 09/29/21), (3 mo. LIBOR US + 0.520%)(b)	21,064	21,074,953
		26,345,586
Chemicals — 0.4%
DuPont de Nemours Inc., 1.27%, 11/15/23, (3 mo. LIBOR US + 1.110%)(a)(b)	5,865	5,966,934
LYB International Finance III LLC, 1.14%, 10/01/23 (Call 10/01/21), (3 mo. LIBOR US + 1.000%)(b)	18,108	18,135,705
		24,102,639
Commercial Services — 0.0%
Equifax Inc., 1.03%, 08/15/21, (3 mo. LIBOR US + 0.870%)(a)(b)	2,970	2,970,772

Computers — 0.9%
Apple Inc.
0.51%, 05/11/22, (3 mo. LIBOR US + 0.350%)(a)(b)	25,232	25,295,080
0.66%, 02/09/22, (3 mo. LIBOR US + 0.500%)(a)(b)	13,464	13,497,930
Hewlett Packard Enterprise Co., 0.86%, 10/05/21 (Call 08/16/21), (3 mo. LIBOR US + 0.720%)(b)	14,911	14,912,640
International Business Machines Corp., 0.76%, 11/06/21, (3 mo. LIBOR US + 0.580%)(a)(b)	7,986	7,997,420
		61,703,070
Diversified Financial Services — 3.0%
AIG Global Funding, 0.43%, 12/15/23, (SOFR + 0.380%)(b)(c)	1,350	1,351,836
American Express Co.
0.74%, 08/01/22 (Call 07/01/22), (3 mo. LIBOR US + 0.610%)(a)(b)	5,419	5,443,548
0.78%, 11/05/21 (Call 10/05/21), (3 mo. LIBOR US + 0.600%)(b)	33,625	33,656,608
0.78%, 05/20/22 (Call 04/19/22), (3 mo. LIBOR US + 0.620%)(a)(b)	19,889	19,959,805
0.79%, 02/27/23 (Call 01/27/23), (3 mo. LIBOR US + 0.650%)(a)(b)	11,049	11,132,088
0.87%, 08/03/23 (Call 07/03/23), (3 mo. LIBOR US + 0.750%)(a)(b)	12,985	13,137,184
American Express Credit Corp., 0.83%, 03/03/22 (Call 02/03/22), (3 mo. LIBOR US + 0.700%)(b)	10,969	11,005,198
BOC Aviation Ltd., 1.27%, 09/26/23 (Call 08/27/23), (3 mo. LIBOR US + 1.125%)(a)(b)(e)	8,365	8,371,608
Capital One Financial Corp.
0.85%, 01/30/23 (Call 12/30/22), (3 mo. LIBOR US + 0.720%)(a)(b)	7,634	7,693,851
1.07%, 03/09/22 (Call 02/09/22), (3 mo. LIBOR US + 0.950%)(b)	12,395	12,451,397
Charles Schwab Corp. (The)
0.55%, 03/18/24 (Call 02/18/24), (SOFR + 0.500%)(a)(b)	24,305	24,462,983
0.55%, 05/13/26 (Call 04/13/26), (SOFR + 0.520%)(a)(b)	13,025	13,082,050
Intercontinental Exchange Inc., 0.77%, 06/15/23 (Call 08/20/21), (3 mo. LIBOR US + 0.650%)(b)	39,970	39,979,992
		201,728,148
Electric — 3.5%
American Electric Power Co. Inc., Series A, 0.61%, 11/01/23 (Call 11/20/21), (3 mo. LIBOR US + 0.480%)(b)	3,402	3,404,688
CenterPoint Energy Inc., 0.68%, 05/13/24 (Call 05/13/22), (SOFR + 0.650%)(b)	5,624	5,629,062

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Dominion Energy Inc., Series D, 0.65%, 09/15/23 (Call 09/15/21), (3 mo. LIBOR US + 0.530%)(a)(b)	$20,857	$20,866,803
Duke Energy Corp.
0.30%, 06/10/23, (SOFR + 0.250%)(b)	6,300	6,301,008
0.77%, 03/11/22, (3 mo. LIBOR US + 0.650%)(b)	6,489	6,509,375
Duke Energy Progress LLC, Series A, 0.34%, 02/18/22 (Call 08/10/21), (3 mo. LIBOR US + 0.180%)(b)	700	700,014
Florida Power & Light Co.
0.28%, 05/10/23 (Call 11/10/21), (SOFR + 0.250%)(b)	22,903	22,884,907
0.51%, 07/28/23 (Call 08/30/21), (3 mo. LIBOR US + 0.380%)(a)(b)	18,560	18,556,845
NextEra Energy Capital Holdings Inc.
0.42%, 02/22/23 (Call 08/22/21), (3 mo. LIBOR US + 0.270%)(b)	33,455	33,442,622
0.58%, 03/01/23, (SOFR + 0.540%)(b)	9,598	9,639,943
0.69%, 08/28/21, (3 mo. LIBOR US + 0.550%)(b)	4,819	4,813,217
0.87%, 02/25/22, (3 mo. LIBOR US + 0.720%)(b)	14,450	14,496,818
Pacific Gas and Electric Co.
1.53%, 11/15/21, (3 mo. LIBOR US + 1.375%)(a)(b)	26,000	26,027,560
1.60%, 06/16/22 (Call 08/30/21), (3 mo. LIBOR US + 1.480%)(a)(b)	17,775	17,775,533
PPL Electric Utilities Corp., 0.38%, 06/24/24 (Call 06/24/22), (SOFR + 0.330%)(b)	4,875	4,876,267
Southern California Edison Co.
0.69%, 04/03/23, (SOFR + 0.640%)(b)	1,355	1,358,116
0.88%, 04/01/24 (Call 04/01/23), (SOFR + 0.830%)(a)(b)	12,821	12,869,848
Series F, 0.40%, 06/13/22, (SOFR + 0.350%)(b)	20,000	20,034,000
		230,186,626
Electronics — 0.3%
Honeywell International Inc.
0.38%, 08/19/22 (Call 08/19/21), (3 mo. LIBOR US + 0.230%)(a)(b)	10,069	10,067,691
0.53%, 08/08/22, (3 mo. LIBOR US + 0.370%)(a)(b)	12,784	12,830,534
		22,898,225
Food — 0.1%
General Mills Inc., 1.14%, 10/17/23, (3 mo. LIBOR US + 1.010%)(a)(b)	8,091	8,221,184

Gas — 0.3%
Atmos Energy Corp., 0.50%, 03/09/23 (Call 09/09/21), (3 mo. LIBOR US + 0.380%)(b)	780	780,234
CenterPoint Energy Resources Corp., 0.63%, 03/02/23 (Call 09/02/21), (3 mo. LIBOR US + 0.500%)(b)	949	948,573
ONE Gas Inc., 0.73%, 03/11/23 (Call 09/11/21), (3 mo. LIBOR US + 0.610%)(b)	1,523	1,523,213
Southern California Gas Co., 0.47%, 09/14/23 (Call 08/30/21), (3 mo. LIBOR US + 0.350%)(a)(b)	13,782	13,768,218
		17,020,238
Health Care - Services — 0.1%
Roche Holdings Inc., 0.28%, 03/05/24, (SOFR + 0.240%)(b)(c)	7,562	7,571,226

Household Products & Wares — 0.2%
Reckitt Benckiser Treasury Services PLC, 0.69%, 06/24/22, (3 mo. LIBOR US + 0.560%)(b)(c)	14,415	14,477,994

Insurance — 3.1%
AIA Group Ltd., 0.65%, 09/20/21 (Call 08/20/21), (3 mo. LIBOR US + 0.520%)(b)(c)	3,760	3,760,150
	Par
Security	(000)	Value

Insurance (continued)
Athene Global Funding
0.74%, 05/24/24, (SOFR + 0.700%)(b)(c)	$33,591	$33,769,704
1.37%, 07/01/22, (3 mo. LIBOR US + 1.230%)(a)(b)(c)	8,995	9,078,024
Brighthouse Financial Global Funding, 0.81%, 04/12/24, (SOFR + 0.760%)(b)(c)	2,619	2,638,066
Jackson National Life Global Funding
0.65%, 01/06/23, (SOFR + 0.600%)(a)(b)(c)	15,415	15,485,447
0.88%, 06/27/22, (3 mo. LIBOR US + 0.730%)(a)(b)(c)	11,971	12,034,806
MassMutual Global Funding II
0.29%, 01/07/22, (3 mo. LIBOR US + 0.150%)(b)(c)	1,500	1,500,750
0.41%, 04/12/24, (SOFR + 0.360%)(a)(b)(c)	1,566	1,568,850
MET Tower Global Funding, 0.60%, 01/17/23, (SOFR + 0.550%)(b)(c)	1,245	1,251,835
Metropolitan Life Global Funding I
0.37%, 01/07/24, (SOFR + 0.320%)(b)(c)	11,000	11,020,570
0.62%, 01/13/23, (SOFR + 0.570%)(b)(c)	20,885	21,009,684
New York Life Global Funding
0.27%, 02/02/23, (SOFR + 0.220%)(a)(b)(c)	11,695	11,716,168
0.36%, 04/26/24, (SOFR + 0.310%)(b)(c)	9,280	9,297,075
0.40%, 01/10/23, (3 mo. LIBOR US + 0.280%)(a)(b)(c)	7,206	7,225,456
0.41%, 01/21/22, (3 mo. LIBOR US + 0.280%)(a)(b)(c)	10,475	10,487,675
0.41%, 10/21/23, (SOFR + 0.360%)(b)(c)	3,730	3,739,959
0.50%, 08/06/21, (3 mo. LIBOR US + 0.320%)(a)(b)(c)	7,855	7,855,236
0.53%, 06/09/26, (SOFR + 0.480%)(a)(b)(c)	9,400	9,408,178
0.56%, 07/12/22, (3 mo. LIBOR US + 0.440%)(a)(b)(c)	12,310	12,356,039
0.65%, 06/10/22, (3 mo. LIBOR US + 0.520%)(a)(b)(c)	13,440	13,496,448
Northwestern Mutual Global Funding, 0.38%, 03/25/24, (SOFR + 0.330%)(b)(c)	2,056	2,060,749
Principal Life Global Funding II
0.50%, 04/12/24, (SOFR + 0.450%)(b)(c)	838	840,740
0.54%, 10/06/21, (3 mo. LIBOR US + 0.400%)(b)(c)	1,256	1,256,829
		202,858,438
Internet — 0.6%
eBay Inc., 1.00%, 01/30/23, (3 mo. LIBOR US + 0.870%)(a)(b)	11,022	11,124,945
TD Ameritrade Holding Corp., 0.56%, 11/01/21 (Call 10/01/21), (3 mo. LIBOR US + 0.430%)(b)	9,345	9,349,953
Tencent Holdings Ltd.
0.74%, 01/19/23, (3 mo. LIBOR US + 0.605%)(a)(b)(e)	1,580	1,579,700
1.03%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(b)(e)	16,080	16,201,726
		38,256,324
Lodging — 0.0%
Hyatt Hotels Corp., 3.13%, 09/01/22 (Call 09/01/21), (3 mo. LIBOR US + 3.000%)(b)	250	250,313

Machinery — 1.6%
Caterpillar Financial Services Corp.
0.18%, 11/17/22, (SOFR + 0.150%)(b)	15,300	15,301,071
0.28%, 05/17/24, (SOFR + 0.245%)(a)(b)	11,469	11,481,616
0.37%, 11/12/21, (3 mo. LIBOR US + 0.200%)(a)(b)	17,469	17,477,210
0.41%, 09/07/21, (3 mo. LIBOR US + 0.280%)(b)	9,767	9,770,028
0.90%, 05/13/22, (3 mo. LIBOR US + 0.735%)(a)(b)	13,480	13,553,331
John Deere Capital Corp.
0.39%, 09/10/21, (3 mo. LIBOR US + 0.260%)(b)	2,748	2,748,742
0.61%, 06/13/22, (3 mo. LIBOR US + 0.490%)(a)(b)	2,320	2,328,978
0.61%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)(b)	9,105	9,147,885
0.68%, 06/07/23, (3 mo. LIBOR US + 0.550%)(a)(b)	11,328	11,423,495

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
Otis Worldwide Corp., 0.59%, 04/05/23 (Call 08/10/21), (3 mo. LIBOR US + 0.450%)(a)(b)	$10,134	$10,133,392
		103,365,748
Manufacturing — 0.4%
3M Co., 0.45%, 02/14/24, (3 mo. LIBOR US + 0.300%)(a)(b)	4,182	4,193,709
General Electric Co.
0.56%, 05/05/26, (3 mo. LIBOR US + 0.380%)(a)(b)	431	424,462
1.12%, 03/15/23, (3 mo. LIBOR US + 1.000%)(b)	4,013	4,060,153
Siemens Financieringsmaatschappij NV, 0.73%, 03/16/22, (3 mo. LIBOR US + 0.610%)(a)(b)(c)	16,542	16,603,536
		25,281,860
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, 1.78%, 02/01/24 (Call 01/01/24), (3 mo. LIBOR US + 1.650%)(b)	20,645	21,203,241
Comcast Corp.
0.58%, 10/01/21, (3 mo. LIBOR US + 0.440%)(b)	2,905	2,907,120
0.76%, 04/15/24, (3 mo. LIBOR US + 0.630%)(b)	14,253	14,412,919
TWDC Enterprises 18 Corp., 0.52%, 03/04/22, (3 mo. LIBOR US + 0.390%)(b)	27,875	27,934,095
Walt Disney Co. (The)
0.38%, 09/01/21, (3 mo. LIBOR US + 0.250%)(b)	1,982	1,982,436
0.52%, 09/01/22, (3 mo. LIBOR US + 0.390%)(a)(b)	7,300	7,325,404
		75,765,215
Oil & Gas — 1.9%
Chevron Corp.
0.61%, 03/03/22, (3 mo. LIBOR US + 0.480%)(a)(b)	6,887	6,905,044
0.66%, 03/03/22, (3 mo. LIBOR US + 0.530%)(b)	12,015	12,051,405
0.69%, 11/15/21, (3 mo. LIBOR US + 0.530%)(b)	1,223	1,224,749
1.06%, 05/11/23, (3 mo. LIBOR US + 0.900%)(a)(b)	21,345	21,662,187
Chevron USA Inc.
0.28%, 08/12/22, (3 mo. LIBOR US + 0.110%)(b)	2,883	2,885,278
0.36%, 08/11/23, (3 mo. LIBOR US + 0.200%)(b)	17,660	17,704,150
ConocoPhillips Co., 1.06%, 05/15/22, (3 mo. LIBOR US + 0.900%)(a)(b)	10,043	10,095,726
Exxon Mobil Corp.
0.49%, 08/16/22, (3 mo. LIBOR US + 0.330%)(b)	12,105	12,142,646
0.50%, 03/06/22, (3 mo. LIBOR US + 0.370%)(b)	11,607	11,631,839
Phillips 66, 0.78%, 02/15/24 (Call 11/19/21), (3 mo. LIBOR US + 0.620%)(a)(b)	6,106	6,109,175
Shell International Finance BV, 0.56%, 11/13/23, (3 mo. LIBOR US + 0.400%)(b)	13,283	13,362,698
Valero Energy Corp., 1.27%, 09/15/23 (Call 09/10/21), (3 mo. LIBOR US + 1.150%)(a)(b)	10,297	10,302,148
		126,077,045
Pharmaceuticals — 2.1%
AbbVie Inc.
0.61%, 11/19/21, (3 mo. LIBOR US + 0.460%)(b)	14,980	14,996,927
0.80%, 11/21/22, (3 mo. LIBOR US + 0.650%)(a)(b)	18,753	18,874,895
AstraZeneca PLC
0.75%, 06/10/22, (3 mo. LIBOR US + 0.620%)(a)(b)	795	798,713
0.82%, 08/17/23, (3 mo. LIBOR US + 0.665%)(a)(b)	8,140	8,211,876
Bayer U.S. Finance II LLC, 1.13%, 12/15/23 (Call 11/15/23), (3 mo. LIBOR US + 1.010%)(b)(c)	29,425	29,808,702
Becton Dickinson and Co., 1.16%, 06/06/22, (3 mo. LIBOR US + 1.030%)(a)(b)	13,431	13,535,762
Bristol-Myers Squibb Co., 0.54%, 05/16/22, (3 mo. LIBOR US + 0.380%)(a)(b)	9,269	9,294,675
	Par
Security	(000)	Value

Pharmaceuticals (continued)
Cardinal Health Inc., 0.89%, 06/15/22, (3 mo. LIBOR US + 0.770%)(b)	$14,411	$14,491,413
Cigna Corp., 1.02%, 07/15/23 (Call 06/15/23), (3 mo. LIBOR US + 0.890%)(a)(b)	17,324	17,536,392
Pfizer Inc., 0.45%, 09/15/23, (3 mo. LIBOR US + 0.330%)(a)(b)	4,808	4,825,693
Zoetis Inc., 0.60%, 08/20/21, (3 mo. LIBOR US + 0.440%)(b)	3,392	3,392,611
		135,767,659
Pipelines — 0.7%
Enbridge Inc.
0.43%, 02/17/23, (SOFR + 0.400%)(a)(b)	10,937	10,958,983
0.66%, 02/18/22, (3 mo. LIBOR US + 0.500%)(b)	16,180	16,208,801
MPLX LP, 1.22%, 09/09/22 (Call 08/30/21), (3 mo. LIBOR US + 1.100%)(b)	17,038	17,048,904
		44,216,688
Real Estate Investment Trusts — 0.3%
Public Storage, 0.52%, 04/23/24 (Call 04/23/22), (SOFR + 0.470%)(b)	15,835	15,864,928
SL Green Operating Partnership LP, 1.14%, 08/16/21, (3 mo. LIBOR US + 0.980%)(b)	1,215	1,214,672
		17,079,600
Retail — 0.5%
7-Eleven Inc., 0.61%, 08/10/22 (Call 08/10/21), (3 mo. LIBOR US + 0.450%)(b)(c)	22,993	22,999,208
Home Depot Inc. (The), 0.44%, 03/01/22, (3 mo. LIBOR US + 0.310%)(a)(b)	2,470	2,474,051
McDonald's Corp., 0.56%, 10/28/21, (3 mo. LIBOR US + 0.430%)(b)	10,220	10,229,709
		35,702,968
Semiconductors — 0.5%
Intel Corp., 0.51%, 05/11/22, (3 mo. LIBOR US + 0.350%)(a)(b)	17,244	17,284,351
QUALCOMM Inc., 0.86%, 01/30/23, (3 mo. LIBOR US + 0.730%)(a)(b)	17,116	17,280,998
		34,565,349
Telecommunications — 3.1%
AT&T Inc.
0.69%, 03/25/24 (Call 03/25/22), (SOFR + 0.640%)(b)	4,245	4,253,235
1.30%, 06/12/24, (3 mo. LIBOR US + 1.180%)(b)	39,572	40,571,589
Rogers Communications Inc., 0.73%, 03/22/22, (3 mo. LIBOR US + 0.600%)(b)	14,003	14,040,808
Verizon Communications Inc.
0.55%, 03/22/24, (SOFR + 0.500%)(a)(b)	13,409	13,488,113
0.84%, 03/20/26, (SOFR + 0.790%)(b)	32,547	33,095,417
1.12%, 03/16/22, (3 mo. LIBOR US + 1.000%)(b)	47,555	47,837,477
1.26%, 05/15/25 (Call 03/15/25), (3 mo. LIBOR US + 1.100%)(b)	39,493	40,620,130
Vodafone Group PLC, 1.12%, 01/16/24, (3 mo. LIBOR US + 0.990%)(b)	11,300	11,495,151
		205,401,920
Transportation — 0.4%
United Parcel Service Inc.
0.54%, 05/16/22, (3 mo. LIBOR US + 0.380%)(a)(b)	16,264	16,303,521
0.59%, 04/01/23, (3 mo. LIBOR US + 0.450%)(b)	11,433	11,501,827
		27,805,348

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Trucking & Leasing — 0.1%
GATX Corp., 0.90%, 11/05/21, (3 mo. LIBOR US + 0.720%)(b)	$4,150	$4,151,162

Total Corporate Bonds & Notes — 81.6%
(Cost: $5,381,195,928)	.	5,398,849,270

Foreign Government Obligations(f)

Netherlands — 0.4%
Nederlandse Waterschapsbank NV, 0.19%, 12/15/21, (3 mo. LIBOR US + 0.070%)(b)(c)	27,500	27,505,225

Norway — 0.3%
Kommunalbanken AS
0.21%, 10/27/23, (SOFR + 0.160%)(b)(c)	1,000	1,000,850
0.26%, 09/08/21, (3 mo. LIBOR US + 0.130%)(b)(c)	18,896	18,899,023
		19,899,873
South Korea — 1.3%
Export-Import Bank of Korea
0.67%, 06/25/22, (3 mo. LIBOR US + 0.525%)(a)(b)	7,915	7,938,428
0.91%, 06/01/23, (3 mo. LIBOR US + 0.775%)(a)(b)	14,300	14,441,713
1.05%, 11/01/22, (3 mo. LIBOR US + 0.925%)(b)	18,640	18,811,861
Series 5FRN, 1.00%, 01/25/22, (3 mo. LIBOR US + 0.875%)(a)(b)	6,255	6,276,204
Industrial Bank of Korea, 0.59%, 10/23/22, (3 mo. LIBOR US + 0.450%)(b)(e)	5,749	5,764,695
Korea Development Bank (The)
0.29%, 03/09/24, (SOFR + 0.250%)(a)(b)	14,450	14,425,580
0.62%, 10/01/22, (3 mo. LIBOR US + 0.475%)(b)	16,010	16,059,631
		83,718,112
Supranational — 13.6%
African Development Bank, 0.13%, 12/15/21, (3 mo. LIBOR US + 0.010%)(a)(b)	8,617	8,616,483
Asian Development Bank, 0.13%, 12/15/21, (3 mo. LIBOR US + 0.010%)(a)(b)	73,289	73,301,459
European Bank for Reconstruction & Development
0.17%, 05/11/22, (3 mo. LIBOR US + 0.010%)(b)	40,906	40,908,863
0.24%, 04/14/26, (SOFR + 0.190%)(b)	28,225	28,243,064
0.29%, 08/19/22, (SOFR + 0.260%)(b)	17,300	17,331,486
0.31%, 03/13/23, (SOFR + 0.260%)(b)	12,405	12,435,392
0.33%, 10/15/24, (SOFR + 0.280%)(b)	50,880	51,107,942
European Investment Bank
0.23%, 01/19/23, (3 mo. LIBOR US + 0.100%)(a)(b)(c)	19,947	19,978,915
0.30%, 01/30/23, (SOFR + 0.250%)(b)(c)	21,300	21,346,860
0.32%, 03/05/24, (SOFR + 0.280%)(b)(c)	33,600	33,737,088
0.33%, 06/10/22, (SOFR + 0.290%)(b)(c)	45,575	45,659,770
1.05%, 01/21/26, (SOFR + 1.000%)(b)(c)	38,950	40,415,299
Inter-American Development Bank
0.11%, 10/25/21, (3 mo. LIBOR US - 0.020%)(a)(b)	25,156	25,156,503
0.15%, 03/15/22, (3 mo. LIBOR US + 0.030%)(b)	37,127	37,135,168
0.20%, 07/15/22, (3 mo. LIBOR US + 0.070%)(a)(b)	30,083	30,104,660
0.23%, 02/10/26, (SOFR + 0.200%)(b)	38,983	39,042,254
0.28%, 02/04/25, (SOFR + 0.250%)(a)(b)	30,650	30,769,535
	Par/
	Shares
Security	(000)	Value

Supranational (continued)
0.31%, 09/16/22, (SOFR + 0.260%)(b)	$36,855	$36,932,027
Series GDIF, 0.13%, 01/15/22, (3 mo. LIBOR US)(a)(b)	14,471	14,471,434
International Bank for Reconstruction & Development
0.18%, 01/13/23, (SOFR + 0.130%)(a)(b)	63,595	63,622,982
0.36%, 09/18/25, (SOFR + 0.310%)(b)	46,850	47,154,525
Series GDIF, 0.33%, 08/06/24, (SOFR + 0.300%)(a)(b)	39,670	39,869,540
Series GDIF, 0.44%, 06/17/24, (SOFR + 0.390%)(b)	29,400	29,625,204
International Finance Corp.
0.14%, 06/30/23, (SOFR + 0.090%)(b)	20,700	20,697,930
0.19%, 12/15/22, (3 mo. LIBOR US + 0.070%)(b)	42,062	42,103,221
0.30%, 12/15/21, (3 mo. LIBOR US + 0.180%)(b)	28,940	28,961,416
Nordic Investment Bank, 1.03%, 05/12/26, (SOFR + 1.000%)(a)(b)	23,800	24,756,046
		903,485,066
Sweden — 0.5%
Svensk Exportkredit AB, 1.04%, 05/25/23, (SOFR + 1.000%)(a)(b)	30,365	30,833,532

Total Foreign Government Obligations — 16.1%
(Cost: $1,065,271,460)		1,065,441,808

Short-Term Investments

Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(g)(h)(i)	190,728	190,823,149
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	162,882	162,882,000
		353,705,149
Total Short-Term Investments — 5.3%
(Cost: $353,636,733)		353,705,149

Total Investments in Securities — 103.0%
(Cost: $6,800,104,121)		6,817,996,227

Other Assets, Less Liabilities — (3.0)%.		(199,477,938)

Net Assets — 100.0%		$6,618,518,289

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period-end.

(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
July 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$147,500,634	$43,356,730	(a)	$—		$(18,193)	$(16,022)	$190,823,149	190,728	$264,766	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	280,692,000	—		(117,810,000	)(a)	—	—	162,882,000	162,882	69,886		—
						$(18,193)	$(16,022)	$353,705,149		$334,652		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$5,398,849,270	$—	$5,398,849,270
Foreign Government Obligations	—	1,065,441,808	—	1,065,441,808
Money Market Funds	353,705,149	—	—	353,705,149
	$353,705,149	$6,464,291,078	$—	$6,817,996,227

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate